Expense Example, No Redemption {- Franklin International Small Cap Fund} - Franklin Global Trust 3 - FGT3-23 - Franklin International Small Cap Fund - Class C	Dec. 01, 2020 USD ($)
Expense Example, No Redemption:
1 Year	$ 229
3 Years	708
5 Years	1,213
10 Years	$ 2,603